INITIAL PUBLIC OFFERING (Details)			3 Months Ended
	Aug. 30, 2018 USD ($) $ / shares shares	Aug. 23, 2018 item USD ($) $ / shares shares	May 31, 2020 shares
Warrant [Member]
Number of warrants per unit | $	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50	$ 11.50
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction	825,000	5,500,000	6,325,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00	$ 10.00
Number of shares per unit | $		1
IPO [Member] | Warrant [Member]
Number of warrants per unit | item		1
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction	825,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00
Common Stock [Member]
Number of shares per unit | $	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1